Investments in associates and joint ventures (Details) € in Millions, $ in Millions, ₨ in Billions			12 Months Ended
	Nov. 25, 2020	Sep. 30, 2019 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 AUD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 EUR (€)
Investment in associates and joint arrangements
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			€ 488	€ 246	€ 216
(Loss)/profit from continuing operations			€ (146)	€ (2,751)	(1,124)
Indus Towers Limited
Investment in associates and joint arrangements
Ownership interest in joint venture			28.10%
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			€ 274
Joint ventures [member]
Investment in associates and joint arrangements
Percentage of stake owned			100.00%
TPG Telecom
Investment in associates and joint arrangements
Ownership interest in joint venture			25.10%	50.00%
Fair value of investments based on quoted share price							$ 2,948	€ 1,911
INWIT S.p.A.
Investment in associates and joint arrangements
Ownership interest in joint venture			33.20%	37.50%
Fair value of investments based on quoted share price								3,026		€ 3,345
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			€ 3
(Loss)/profit from continuing operations			3
Investment proportion not recognised								0
Indus Towers Limited
Investment in associates and joint arrangements
Ownership interest in joint venture	42.00%
Impairment loss			1,300
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			306	€ 19	75
(Loss)/profit from continuing operations			€ 274	€ 19	55
Investment proportion not recognised								48
Vodafone Idea Limited
Investment in associates and joint arrangements
Ownership interest in joint venture			44.40%	44.40%
Fair value of investments based on quoted share price						₨ 118		1,373	₨ 40	476
Carrying value up to which losses has restricted		€ 0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			€ (1,045)	€ (4,386)	(903)
(Loss)/profit from continuing operations			0	(2,546)	(903)
Investment proportion not recognised								€ 2,743		€ 1,804
Other
Investment in associates and joint arrangements
(Loss)/profit from continuing operations			€ (15)	€ (125)	€ (14)
Cornerstone Telecommunications Infrastructure Limited
Investment in associates and joint arrangements
Percentage of stake owned			50.00%	50.00%
TPG Telecom
Investment in associates and joint arrangements
Gain in relation to the merger			€ 1,043
Remaining economic interest (as a percent)			49.90%
TPG Telecom | Vodafone Hutchison Australia Pty Limited
Investment in associates and joint arrangements
Ownership interest in joint venture			25.05%